UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      February 28

Date of reporting period:     August 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Independence
Diversified Core
Equity Fund II

8.31.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 17

For more information
page 25

Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
above-average total
return, consisting of
capital appreciation
and income, by nor-
mally investing at
least 80% of its
assets in a diversi-
fied portfolio of
equity securities
which are primarily
large-capitalization
companies. The port-
folio's risk profile is
substantially similar
to that of the
Standard & Poor's
500 Index.

Over the last six months

* The Fund posted a modest loss, with information technology having an especially negative impact on performance.

* Oil prices surged, nearing $50 per barrel in August before falling back to close the period well above the $40 mark.

* The Federal Reserve Board raised interest rates in June and August. The June hike marked the first time rates had increased since May of 2000.

[Bar chart with heading "John Hancock Independence Diversified Core Equity Fund II." Under the heading is a note that reads "Fund performance for the six months ended August 31, 2004." The chart is scaled in increments of 1% with -5% at the bottom and 0% at the top. The bar represents the -4.69% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 holdings

 4.7%   Exxon Mobil Corp.
 4.1%   Johnson & Johnson
 3.5%   Citigroup, Inc.
 3.3%   JPMorgan Chase & Co.
 3.0%   Home Depot, Inc. (The)
 2.5%   Altria Group, Inc.
 2.3%   Prudential Financial, Inc.
 2.0%   Microsoft Corp.
 1.9%   Boeing Co. (The)
 1.8%   ConocoPhillips

As a percentage of net assets on August 31, 2004.

BY STEPHEN LANZENDORF FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Independence Diversified
Core Equity Fund II

John Hancock Independence Diversified Core Equity Fund II finished the six-month period on August 31, 2004 with a modest loss, as investor concern shifted from too much economic growth and the prospect of higher interest rates to too little growth. GDP (gross domestic product), a measure of all the goods and services produced in the United States, continued to slow in the second quarter, expanding at an annualized rate of 2.8%, according to estimates released near the end of August 2004. That compared with a 3.9% advance in the first quarter and represented the third consecutive decline in the rate of quarterly growth since the unusually robust 8.2% increase registered in the third quarter of 2003.

Higher energy prices were seen as a primary cause of the slowdown, as they leave consumers and many businesses with less money to spend in other ways. While oil inventories were relatively high, supply disruptions in the Middle East, Venezuelan instability and Russian political intrigue caused crude oil prices to rise steadily. By mid-August, prices were flirting with the $50-per-barrel level before backing off somewhat by period end.

"...investor concern shifted from
 too much economic growth and
 the prospect of higher interest
 rates to too little growth."

Another source of concern over the summer months was the disappointing growth in the job market. Non-farm payrolls, a key employment indicator, rose by an estimated 78,000 and 32,000 in June and July, respectively, far lower than Wall Street had predicted. The meager gains were especially disappointing following the strong growth posted by this indicator in March, April and May. Moreover, the lackluster employment situation was reflected in deteriorating consumer confidence figures, which sparked concerns about consumers' willingness to keep spending.

Also meriting mention were two hikes in interest rates by the Federal Reserve Board -- one in June and one in August. The June increase was the first such move by the Fed since May of 2000. Rising interest rates make it more expensive to borrow money, thereby curbing spending. In the statement accompanying its August rate hike, the Fed acknowledged the recent softness in the economy but maintained that it ". . . nevertheless appears poised to resume a stronger pace of expansion going forward."

[A photo of Stephen Lanzendorf flush right next to first paragraph.]

Performance summary

For the six months ending August 31, 2004, John Hancock Independence Diversified Core Equity Fund II had a total return of -4.69% at net asset value, about in line with the -4.59% return of the average large-cap core fund, according to Lipper, Inc. By comparison, the Standard & Poor's 500 Index finished with a -2.74% return. Historical performance can be found on pages six and seven.

Given our assumption of a moderately expanding economy, the Fund was positioned with a mildly pro-cyclical bias. However, many of the Fund's cyclical holdings underperformed due to the economy's deceleration in the second half of the period. Performance was particularly hurt by our holdings in semiconductors, which was one of the market's worst-performing industry groups. Despite these challenges, we did not deviate from our disciplined methodology, which focuses on undervalued stocks of companies with improving fundamentals.

"The industrials sector featured four
 of the Fund's top-10 contributors
 to performance..."

Industrials, energy shine

The industrials sector featured four of the Fund's top-10 contributors to performance, including aerospace stock Boeing, which was boosted by a major contract win with the U.S. Navy. Danaher, a maker of a variety of products in the process control, tool and component areas, also fared well, as the company announced record results for the second quarter of 2004, including a 46% increase in earnings over the comparable period a year earlier.

Toolmaker Black & Decker and conglomerate Tyco International rounded out the Fund's standouts in the industrials sector. Strong demand for power tools and accessories enabled Black & Decker to blow past Wall Street's estimates for second-quarter earnings. Meanwhile, restructuring at Tyco International continued apace, as the company made further progress on reducing debt and improving its core businesses. In the energy sector, integrated energy companies Exxon Mobil and ConocoPhillips both benefited from high crude oil and natural gas prices.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Financials 22%, the second is Consumer discretionary 18%, the third is Health care 15%, the fourth is Information technology 13% and the fifth is Consumer staples 8%.]

Financials and technology falter

In positioning the Fund's financial holdings, we underweighted banks and favored brokerages and insurers because we thought banks would underperform in an environment of rising interest rates. While we could still be proved right in the long run, the short-term impact of this strategy was unfavorable. For one thing, the stocks of companies with exposure to the brokerage industry, such as Merrill Lynch, Citigroup and Goldman Sachs, were hampered by a mediocre market environment and decelerating economic growth, which prompted a rotation of investors' funds to other, more promising areas. Meanwhile, insurers such as Everest Re Group, St. Paul Travelers and American International Group were hurt by the worst hurricane season in 40 years.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." The chart is divided into two sections (from top to left): Common stocks 99% and Short-term investments & other 1%.]

In technology, one area of emphasis for the Fund was semiconductor and semiconductor equipment makers, since they are relatively sensitive to overall economic activity. However, slack demand and rising inventories hurt the pricing power of chip companies, and their share prices suffered sharp declines. The holdings in this industry causing the most damage to performance were Sanmina, Qlogic, Vishay Intertechnology, Motorola, RF Micro Devices and Intel. Additionally, Intel encountered problems in migrating to its new 90-nanometer production technology that hindered its financial results.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Boeing followed by an up arrow with the phrase "Navy contract win." The second listing is Sanmina followed by a down arrow with the phrase "Burgeoning inventories, slack demand." The third listing is Everest Re Group followed by a down arrow with the phrase "Worst hurricane season in 40 years."]

Outlook

Despite the recent deceleration in GDP growth, we remain cautiously optimistic in our outlook for the U.S. economy. In the short run, an unusually severe hurricane season has dampened consumer spending. The hostilities in Iraq and a very close presidential campaign are also contributing to investor and business uncertainty. However, recent surveys from the Conference Board, the Business Roundtable and the National Federation of Independent Business indicate that employment is picking up, which could lead to increased consumer confidence and higher spending. Capital spending by business is also expanding, which serves to increase aggregate demand. Finally, we do not believe that the fundamental supply/demand picture justifies the current high price of oil. Consequently, we think that in the coming months a number of the factors holding back the stock market will diminish in importance and the favorable news will be more widely recognized, aiding corporate earnings and share prices.

"...we think that in the coming
 months a number of the factors
 holding back the stock market will
 diminish in importance..."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004

                                         Class I 1
Inception date                           3-10-95

Average annual returns
One year                                    9.56%
Five years                                 -2.94
Since inception                             9.20

Cumulative total returns
Six months                                 -4.69
One year                                    9.56
Five years                                -13.85
Since inception                           130.24

Performance figures assume all distributions are reinvested. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

              Cum Value
               of $10K     S&P 500
Plot Date     (No Load)      Index
8-31-94        $10,000     $10,000
3-31-95         10,024      10,295
8-31-95         11,469      11,681
2-29-96         13,048      13,470
8-31-96         13,423      13,869
2-28-97         16,001      16,994
8-31-97         18,137      19,506
2-28-98         21,378      22,943
8-31-98         19,377      21,085
2-28-99         25,433      27,471
8-31-99         26,727      29,482
2-29-00         25,939      30,693
8-31-00         29,873      34,294
2-28-01         25,245      28,177
8-31-01         23,171      25,930
2-28-02         23,109      25,496
8-31-02         19,471      21,264
2-28-03         17,726      19,713
8-31-03         21,016      23,829
2-29-04         24,157      27,307
8-31-04         23,024      26,407

[Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $26,407 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Independence Diversified Core Equity Fund II, and is equal to $23,024 as of August 31, 2004.]

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.


Account value                                     Expenses paid
$1,000.00               Ending value              during period
on 2-29-04               on 8-31-04               ended 8-31-04 1
-----------------------------------------------------------------
Class I                    $953.10                        $4.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                     Expenses paid
$1,000.00               Ending value              during period
on 2-29-04               on 8-31-04               ended 8-31-04 1
-----------------------------------------------------------------
Class I                   $1,020.63                       $4.56

Remember, these examples do not include any transaction costs or the minimum account fee charge; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.89% multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 99.53%                                                                                      $26,820,979
(Cost $22,801,198)

Aerospace & Defense 2.31%                                                                                     623,395
Boeing Co. (The)                                                                                9,600         501,312
United Technologies Corp.                                                                       1,300         122,083

Agricultural Products 0.84%                                                                                   226,774
Archer-Daniels-Midland Co.                                                                     14,200         226,774

Air Freight & Logistics 0.67%                                                                                 180,378
FedEx Corp.                                                                                     2,200         180,378

Apparel Retail 2.12%                                                                                          570,396
Abercrombie & Fitch Co. (Class A)                                                               7,100         198,800
Gap, Inc. (The)                                                                                13,400         251,116
Limited, Inc. (The)                                                                             6,000         120,480

Asset Management & Custody Banks 1.53%                                                                        413,030
AFLAC, Inc.                                                                                    10,300         413,030

Auto Parts & Equipment 1.18%                                                                                  319,424
AutoZone, Inc. (I)                                                                              2,000         148,120
Magna International, Inc. (Class A) (Canada)                                                    2,300         171,304

Automobile Manufacturers 0.61%                                                                                165,240
General Motors Corp.                                                                            4,000         165,240

Biotechnology 1.32%                                                                                           355,740
Amgen, Inc. (I)                                                                                 6,000         355,740

Brewers 1.19%                                                                                                 322,080
Anheuser-Busch Cos., Inc.                                                                       6,100         322,080

Building Products 0.32%                                                                                        86,751
Masco Corp.                                                                                     2,700          86,751

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Communications Equipment 2.49%                                                                               $670,028
Cisco Systems, Inc. (I)                                                                        12,300         230,748
Motorola, Inc.                                                                                 27,200         439,280

Computer Hardware 4.22%                                                                                     1,137,469
Apple Computer, Inc. (I)                                                                        6,300         217,287
Dell, Inc. (I)                                                                                  9,900         344,916
Hewlett-Packard Co.                                                                            11,200         200,368
International Business Machines Corp.                                                           4,200         355,698
Sun Microsystems, Inc.                                                                          5,000          19,200

Computer Storage & Peripherals 1.33%                                                                          359,106
Computer Sciences Corp. (I)                                                                     6,400         296,640
EMC Corp. (I)                                                                                   5,800          62,466

Consumer Finance 0.72%                                                                                        193,120
MBNA Corp.                                                                                      8,000         193,120

Data Processing & Outsourced Services 0.65%                                                                   175,401
Affiliated Computer Services, Inc. (Class A) (I)                                                1,500          81,495
Fiserv, Inc. (I)                                                                                2,700          93,906

Department Stores 0.79%                                                                                       212,660
Federated Department Stores, Inc.                                                               4,900         212,660

Diversified Banks 1.53%                                                                                       411,827
Bank of America Corp.                                                                           7,800         350,844
Wachovia Corp.                                                                                  1,300          60,983

Diversified Chemicals 1.32%                                                                                   355,323
Dow Chemical Co. (The)                                                                          8,300         355,323

Diversified Commercial Services 0.42%                                                                         114,630
Accenture Ltd. (Class A) (Bermuda) (I)                                                          2,300          60,030
Apollo Group, Inc. (Class A) (I)                                                                  700          54,600

Diversified Metals & Mining 0.42%                                                                             114,184
Phelps Dodge Corp.                                                                              1,400         114,184

Electric Utilities 2.56%                                                                                      689,054
Constellation Energy Group, Inc.                                                                5,500         226,050
PG&E Corp. (I)                                                                                  1,600          46,704
TXU Corp.                                                                                      10,000         416,300

Electronic Equipment Manufacturers 0.47%                                                                      127,500
Vishay Intertechnology, Inc. (I)                                                               10,000         127,500

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Food Retail 0.44%                                                                                            $118,620
SUPERVALU, Inc.                                                                                 4,500         118,620

Footwear 0.92%                                                                                                248,523
Nike, Inc. (Class B)                                                                            3,300         248,523

Health Care Distributors 2.07%                                                                                557,580
AmerisourceBergen Corp.                                                                         7,800         421,980
Cardinal Health, Inc.                                                                           3,000         135,600

Health Care Equipment 0.21%                                                                                    57,744
Becton, Dickinson & Co.                                                                         1,200          57,744

Home Improvement Retail 3.76%                                                                               1,011,948
Black & Decker Corp. (The)                                                                      2,800         193,004
Home Depot, Inc. (The)                                                                         22,400         818,944

Homebuilding 1.08%                                                                                            291,586
D.R. Horton, Inc.                                                                               7,900         244,426
Pulte Homes, Inc.                                                                                 800          47,160

Household Products 1.46%                                                                                      394,496
Clorox Co. (The)                                                                                4,500         237,780
Procter & Gamble Co. (The)                                                                      2,800         156,716

Housewares & Specialties 0.77%                                                                                206,688
Newell Rubbermaid, Inc.                                                                         9,600         206,688

Hypermarkets & Super Centers 0.59%                                                                            158,010
Wal-Mart Stores, Inc.                                                                           3,000         158,010

Industrial Conglomerates 2.81%                                                                                756,159
General Electric Co.                                                                           13,700         449,223
Tyco International Ltd. (Bermuda)                                                               9,800         306,936

Industrial Machinery 0.65%                                                                                    174,828
Danaher Corp.                                                                                   3,400         174,828

Integrated Oil & Gas 6.75%                                                                                  1,818,818
BP Plc, American Depositary Receipts (United Kingdom)                                           1,200          64,440
ConocoPhillips                                                                                  6,600         491,238
Exxon Mobil Corp.                                                                              27,400       1,263,140

Integrated Telecommunication Services 2.21%                                                                   594,806
BellSouth Corp.                                                                                 8,000         214,080
Qwest Communications International, Inc. (I)                                                   58,400         168,776
Verizon Communications, Inc.                                                                    5,400         211,950

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Internet Software & Services 0.52%                                                                           $139,084
Symantec Corp. (I)                                                                              2,900         139,084

Investment Banking & Brokerage 1.74%                                                                          468,581
Goldman Sachs Group, Inc. (The)                                                                 2,500         224,125
Merrill Lynch & Co., Inc.                                                                       2,800         142,996
Morgan Stanley                                                                                  2,000         101,460

IT Consulting & Other Services 0.26%                                                                           70,280
Unisys Corp. (I)                                                                                7,000          70,280

Leisure Products 1.40%                                                                                        376,900
Brunswick Corp.                                                                                 2,800         110,068
Hasbro, Inc.                                                                                   14,400         266,832

Managed Health Care 3.70%                                                                                     998,086
Aetna, Inc.                                                                                     1,800         166,770
Anthem, Inc. (I)(L)                                                                             6,000         487,440
UnitedHealth Group, Inc.                                                                        5,200         343,876

Motorcycle Manufacturers 0.63%                                                                                170,856
Harley-Davidson, Inc.                                                                           2,800         170,856

Movies & Entertainment 1.74%                                                                                  469,205
Disney (Walt) Co. (The)                                                                        20,900         469,205

Multi-Line Insurance 6.37%                                                                                  1,716,154
Allstate Corp. (The)                                                                            7,500         354,075
American International Group, Inc. (I)                                                          2,600         185,224
Hartford Financial Services Group, Inc. (The)                                                   6,900         422,004
MetLife, Inc.                                                                                   3,900         145,275
Prudential Financial, Inc.                                                                     13,200         609,576

Office Electronics 0.29%                                                                                       79,237
Xerox Corp. (I)                                                                                 5,900          79,237

Oil & Gas Drilling 0.11%                                                                                       29,250
ChevronTexaco Corp.                                                                               300          29,250

Other Diversified Financial Services 3.46%                                                                    931,600
Citigroup, Inc.                                                                                20,000         931,600

Paper Products 0.67%                                                                                          180,090
International Paper Co.                                                                         4,500         180,090

See notes to
financial statements.


13


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Pharmaceuticals 7.55%                                                                                      $2,035,052
Abbot Laboratories                                                                              3,400         141,746
Forest Laboratories, Inc. (I)                                                                   2,200         100,870
Johnson & Johnson                                                                              19,000       1,103,900
Merck & Co., Inc.                                                                               8,700         391,239
Pfizer, Inc.                                                                                    9,100         297,297

Property & Casualty Insurance 1.22%                                                                           328,151
ACE, Ltd. (Cayman Islands)                                                                      2,000          77,100
St. Paul Travelers Cos., Inc (The)                                                              7,237         251,051

Publishing 0.42%                                                                                              113,595
McGraw-Hill Cos., Inc. (The)                                                                    1,500         113,595

Regional Banks 3.26%                                                                                          877,093
JPMorgan Chase & Co.                                                                           22,160         877,093

Reinsurance 1.07%                                                                                             287,656
Everest Re Group, Ltd. (Bermuda)                                                                4,100         287,656

Restaurants 1.11%                                                                                             297,990
Brinker International, Inc. (I)                                                                 1,800          54,810
McDonald's Corp.                                                                                9,000         243,180

Semiconductor Equipment 1.54%                                                                                 414,299
Analog Devices, Inc.                                                                            2,000          69,440
Applied Micro Circuits Corp. (I)                                                               32,400         108,540
Intel Corp.                                                                                    11,100         236,319

Soft Drinks 0.56%                                                                                             152,014
Coca-Cola Co. (The)                                                                             3,400         152,014

Specialty Chemicals 0.40%                                                                                     106,848
Cabot Microelectronics Corp. (L)                                                                3,200         106,848

Steel 0.52%                                                                                                   140,258
United States Steel Corp.                                                                       3,800         140,258

Systems Software 2.89%                                                                                        778,035
BMC Software, Inc. (I)                                                                         15,500         232,035
Microsoft Corp.                                                                                20,000         546,000

Thrifts & Mortgage Finance 0.97%                                                                              261,768
Freddie Mac                                                                                     3,900         261,768

See notes to
financial statements.


14


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Tobacco 3.10%                                                                                                $834,475
Altria Group, Inc.                                                                             13,500         660,825
Reynolds American, Inc.                                                                         2,300         173,650

Trading Companies & Distributors 0.75%                                                                        202,958
Grainger (W.W.), Inc.                                                                           3,800         202,958

Wireless Telecommunication Service 0.55%                                                                      148,148
Nextel Communications, Inc. (Class A) (I)                                                       1,200          27,828
RF Micro Devices, Inc. (I)(L)                                                                  23,500         120,320


                                                                             Interest       Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 2.64%                                                                                 $710,488
(Cost $710,488)

Joint Repurchase Agreement 0.47%                                                                              127,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc.-- Dated 08-31-04, due 09-01-04
(secured by U.S. Treasury Bond 9.000%, due 11-15-18
and U.S. Treasury Inflation Indexed Bond 3.875%, due
04-15-29)                                                                       1.560%           $127         127,000


                                                                                               Shares
Cash Equivalents 2.17%                                                                                        583,488
AIM Cash Investment Trust (T)                                                                 583,488         583,488

Total investments 102.17%                                                                                 $27,531,467

Other assets and liabilities, net (2.17%)                                                                   ($585,642)

Total net assets 100.00%                                                                                  $26,945,825


(I) Non-income-producing security.

(L) All or a portion of this security is on loan on August 31, 2004.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various sectors.

Industry sector                Value as a percentage of the Fund's net assets
-----------------------------------------------------------------------------
Consumer Discretionary                                                 18.16%
Consumer Staples                                                        8.19
Energy                                                                  6.86
Financials                                                             21.84
Health Care                                                            14.86
Industrials                                                             7.94
Information Technology                                                 13.03
Materials                                                               3.33
Telecommunication Services                                              2.76
Utilities                                                               2.56
Short Term Investments                                                  2.64

Total investments                                                     102.17%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $23,511,686)
including $572,789 of securities loaned                           $27,531,467
Cash                                                                      746
Dividends and interest receivable                                      43,538
Other assets                                                           44,992

Total assets                                                       27,620,743

Liabilities
Payable for securities on loan                                        583,488
Payable to affiliates
Management fees                                                        11,616
Other                                                                   2,014
Other payables and accrued expenses                                    77,800

Total liabilities                                                     674,918

Net assets
Capital paid-in                                                    10,321,868
Accumulated net realized gain on investments                       12,613,274
Net unrealized appreciation of investments                          4,019,781
Distributions in excess of net investment income                       (9,098)

Net assets                                                        $26,945,825
Net asset value per share
Based on 4,261,182 shares outstanding -- the Fund
has an unlimited number of shares authorized with
no par value                                                            $6.32

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
August 31, 2004 1
(unaudited)

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $806)                 $204,597
Interest                                                                  984
Securities lending                                                        704

Total investment income                                               206,285

Expenses
Investment management fees                                             71,873
Professional fees                                                      17,925
Registration and filing fees                                           11,137
Custodian fees                                                         10,823
Transfer agent fees                                                     7,187
Accounting and legal services fees                                      3,739
Printing                                                                2,439
Miscellaneous                                                           2,266
Trustees' fees                                                          1,189

Total expenses                                                        128,578

Net investment income                                                  77,707

Realized and unrealized gain (loss)

Net realized gain on investments                                    3,211,866
Change in net unrealized appreciation (depreciation)
of investments                                                     (4,941,499)

Net realized and unrealized loss                                   (1,729,633)

Decrease in net assets from operations                            ($1,651,926)

1 Semiannual period from 3-1-04 through 8-31-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.
                                                  Year        Period
                                                 ended         ended
                                               2-29-04       8-31-04 1
Increase (decrease) in net assets
From operations

Net investment income                         $511,929       $77,707

Net realized gain                           13,066,059     3,211,866
Change in net unrealized
appreciation (depreciation)                  6,532,490    (4,941,499)

Increase (decrease) in net assets
resulting from operations                   20,110,478    (1,651,926)

Distributions to shareholders
From net investment income                    (577,841)      (90,003)

From Fund share transactions               (42,798,794)   (8,598,977)

Net assets
Beginning of period                         60,552,888    37,286,731

End of period 2                            $37,286,731   $26,945,825

1 Semiannual period from 3-1-04 through 8-31-04. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $3,198 and ($9,098), respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                           2-29-00     2-28-01     2-28-02     2-28-03     2-29-04     8-31-04 1
Per share operating performance
Net asset value,
beginning of period                     $15.69      $14.23       $8.91       $6.50       $4.92       $6.65
Net investment income 2                   0.09        0.09        0.05        0.04        0.04        0.02
Net realized and unrealized
gain (loss) on investments                0.34       (0.29)      (0.75)      (1.55)       1.74       (0.33)
Total from
investment operations                     0.43       (0.20)      (0.70)      (1.51)       1.78       (0.31)
Less distributions
From net investment income               (0.09)      (0.10)      (0.06)      (0.04)      (0.05)      (0.02)
From net realized gain                   (1.80)      (5.02)      (1.65)      (0.03)         --          --
                                         (1.89)      (5.12)      (1.71)      (0.07)      (0.05)      (0.02)
Net asset value,
end of period                           $14.23       $8.91       $6.50       $4.92       $6.65       $6.32
Total return 3 (%)                        1.99       (2.68)      (8.46) 4   (23.29)      36.28       (4.69) 5
Ratios and supplemental data
Net assets, end of period
(in millions)                             $426        $147         $87         $61         $37         $27
Ratio of expenses
to average net assets (%)                 0.64        0.67        0.70        0.74        0.71        0.89 6
Ratio of adjusted expenses
to average net assets 7 (%)                 --          --        0.70          --          --          --
Ratio of net investment income
to average net assets (%)                 0.57        0.61        0.64        0.77        0.78        0.54 6
Portfolio turnover (%)                      69          56          52          72          77          37

1 Semiannual period from 3-1-04 through 8-31-04. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized

7 Does not take into consideration expense reductions during the period shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Independence Diversified Core Equity Fund II (the "Fund") is a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return consisting of capital appreciation and income.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Invest ment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a man age ment contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks.
This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended August 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At August 31, 2004, the Fund loaned securities having a market value of $572,789 collateralized by cash in the amount of $583,488. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended February 29, 2004, the tax character of distributions paid was as follows: ordinary income $577,841.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the Fund's average daily net asset value up to $1 billion and
(b) 0.45% of the Fund's average daily net assets in excess of $1 billion. The Adviser has a subadvisory agreement with Independence Invest ment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund is not responsible for payment of the subadvisory fees.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended August 31, 2004, all sales of shares of beneficial interest were sold at net asset value. JH Funds pays all expenses of printing prospectuses and other sales literature, all fees in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $3,739. The Fund also paid the Adviser the amount of $1,735 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The de ferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any in come earned by the invest ments, as well as any unrealized gains or losses. The De ferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                            Year ended 2-29-04         Period ended 8-31-04 1
                        Shares          Amount        Shares         Amount

Sold                 1,673,266      $9,281,803       161,269     $1,036,963
Distributions
reinvested             101,586         577,841        14,076         90,002
Repurchased         (8,489,684)    (52,658,438)   (1,518,152)    (9,725,942)
Net decrease        (6,714,832)   ($42,798,794)   (1,342,807)   ($8,598,977)

1 Semiannual period from 3-1-04 through 8-31-04. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2004, aggregated $10,597,184 and $19,125,236, respectively.

The cost of investments owned on August 31, 2004, including short-term investments, for federal income tax purposes, was $23,569,965. Gross unrealized appreciation and depreciation of investments aggregated $4,646,343 and $684,841, respectively, resulting in net unrealized appreciation of $3,961,502. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*

* Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Subadviser

Independence Investment
LLC
53 State Street
Boston, MA 02109

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                          Express mail:
            John Hancock                           John Hancock
            Signature Services, Inc.               Signature Services, Inc.
            1 John Hancock Way, Suite 1000         Mutual Fund Image Operations
            Boston, MA 02217-1000                  529 Main Street
                                                   Charlestown, MA 02129

Phone       Customer service representatives       1-800-225-5291
            24-hour automated information          1-800-338-8080
            TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site, or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Independence Diversified Core Equity Fund II.

425SA   8/04
       10/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004